OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
OTHER LIABILITIES
Schedule of other liabilities
December 31 (millions of dollars)	2016	2015

Regulatory liabilities	25	24
Other liabilities	3	3
	28	27